Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Income Per Share
Schedule of computation of basic and diluted net income per share

	For the year ended December 31,
	2022	2023	2024
Numerator (RMB in thousands):
Net income from continuing operations attributable to the Company’s shareholders	19,712,736	29,416,552	29,697,609
Net income from discontinued operations attributable to the Company’s shareholders	624,864	—	—
Net income attributable to the Company’s shareholders for basic/dilutive net income per share calculation	20,337,600	29,416,552	29,697,609

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,263,455	3,216,475	3,200,453
Dilutive effect of restricted share units	32,559	35,554	30,149
Weighted average number of ordinary shares outstanding, diluted	3,296,014	3,252,029	3,230,602
Net income per share from continuing operations attributable to the Company’s shareholders, basic (RMB)	6.04	9.15	9.28
Net income per share from discontinued operations attributable to the Company’s shareholders, basic (RMB)	0.19	—	—
Net income per share, basic (RMB)	6.23	9.15	9.28
Net income per share from continuing operations attributable to the Company’s shareholders, diluted (RMB)	5.98	9.05	9.19
Net income per share from discontinued operations attributable to the Company’s shareholders, diluted (RMB)	0.19	—	—
Net income per share, diluted (RMB)	6.17	9.05	9.19